UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-1899

DREYFUS GROWTH OPPORTUNITY FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	2/28

Date of reporting period:	11/30/05

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS GROWTH OPPORTUNITY FUND, INC. STATEMENT OF INVESTMENTS November 30, 2005 (Unaudited)
Common Stocks--98.8%	Shares	Value ($)

Aerospace & Military Technology--1.4%
Empresa Brasileira de Aeronautica, ADR	37,500	1,414,125
Rockwell Collins	37,400	1,709,180
		3,123,305
Basic Industries--1.5%
Marriott International, Cl. A	16,200	1,046,682
Praxair	23,500	1,222,000
Todco, Cl. A	28,600a	1,188,902
		3,457,584

Capital Goods--9.5%
Adobe Systems	37,300a	1,216,353
Caterpillar	55,400	3,201,012
Danaher	21,000	1,165,500
Emerson Electric	26,800	2,026,348
General Electric	311,800	11,137,496
Lockheed Martin	17,000	1,030,200
Thermo Electron	36,500a	1,126,025
Tyco International	26,000	741,520
		21,644,454

Construction/Housing--1.1%
3M	32,600	2,558,448

Consumer Durables--1.3%
American Standard Cos.	13,000	495,040
Coach	39,000a	1,342,770
Freeport-McMoRan Copper & Gold, Cl. B	22,500b	1,172,475
		3,010,285

Consumer Non-Durables--11.1%
Altria Group	57,200	4,163,588
Chico's FAS	32,940a	1,452,983
Colgate-Palmolive	46,100	2,513,372
Dean Foods	41,500a	1,584,885
PepsiCo	89,900	5,322,080
Polo Ralph Lauren	32,400	1,736,640
Procter & Gamble	147,850	8,455,542
		25,229,090

Consumer Services--11.9%
Advance Auto Parts	48,750a	2,064,075
Brinker International	30,500	1,210,240
Costco Wholesale	33,600	1,679,328

CVS	66,900	1,807,638
Hilton Hotels	49,000	1,074,080
Home Depot	85,000	3,551,300
JC Penney	32,210	1,690,059
McDonald's	35,000	1,184,750
Omnicom Group	13,800	1,166,928
Staples	76,400	1,764,840
Target	41,500	2,220,665
Time Warner	129,500	2,328,410
Viacom, Cl. B	55,500	1,853,700
Wal-Mart Stores	44,510	2,161,406
Walt Disney	50,000	1,246,500
		27,003,919

Electronic Components & Instruments--1.0%
EMC/Massachusetts	165,500a	2,305,415

Energy--2.7%
Baker Hughes	20,700	1,187,145
Grant Prideco	33,000a	1,266,870
Marathon Oil	24,800	1,470,392
National Oilwell Varco	20,000a	1,212,400
XTO Energy	25,900	1,053,871
		6,190,678

Financial Services--7.6%
American International Group	38,000	2,551,320
Capital One Financial	22,300	1,852,238
CapitalSource	86,200a,b	2,060,180
Countrywide Financial	32,000	1,113,920
E*Trade Financial	77,300a	1,508,896
Genworth Financial, Cl. A	36,600	1,260,870
JPMorgan Chase & Co.	48,200	1,843,650
Merrill Lynch & Co.	28,400	1,886,328
Prudential Financial	16,800	1,300,320
Wachovia	37,300	1,991,820
		17,369,542

Health Care--18.5%
Abbott Laboratories	66,100	2,492,631
Amgen	56,000a	4,532,080
Eli Lilly & Co.	18,000	909,000
Fisher Scientific International	19,600a	1,263,808
Genentech	32,000a	3,059,840
Genzyme	21,000a	1,561,140
Johnson & Johnson	103,500	6,391,125
Laboratory Corp. of America Holdings	46,300a	2,402,507
Medco Health Solutions	22,900a	1,228,585
Medtronic	62,700	3,484,239
Novartis, ADR	40,000	2,096,000
Omnicare	23,300	1,326,935
PAN American Silver	50,800a	964,692

St. Jude Medical	39,000a	1,863,030
Triad Hospitals	25,600a	1,092,096
UnitedHealth Group	62,400	3,735,264
WellPoint	26,000a	1,997,580
Wyeth	39,000	1,620,840
		42,021,392

Industrial--1.1%
United Technologies	46,000	2,476,640

Machinery & Engineering--.4%
BHP Billiton, ADR	26,200	842,854

Materials & Commodities--.4%
Rio Tinto, ADR	5,500	895,895

Networking--1.0%
Juniper Networks	97,200a	2,186,028

Technology--24.5%
Analog Devices	44,000	1,668,480
Apple Computer	45,500a	3,085,810
Automatic Data Processing	38,100	1,790,700
Cisco Systems	295,000a	5,174,300
Cognizant Technology Solutions, Cl. A	27,000a	1,311,930
Dell	93,700a	2,825,992
eBay	42,000a	1,882,020
Electronic Arts	31,200a	1,758,432
Google, Cl. A	9,500a	3,847,405
International Business Machines	36,000	3,200,400
Kla-Tencor	23,500	1,202,965
Marvell Technology Group	31,000a	1,721,740
Microchip Technology	73,800	2,461,968
Microsoft	373,900	10,360,769
Motorola	86,500	2,083,785
National Semiconductor	66,000	1,708,080
Qualcomm	105,600	4,801,632
Texas Instruments	59,800	1,942,304
Yahoo!	74,000a	2,977,020
		55,805,732

Telecommunications--.6%
Sprint Nextel	57,037	1,428,206

Transportation--2.7%
Airtran Holdings	95,500a	1,434,410
AMR	79,700a	1,346,133
Carnival	17,000	926,330
Norfolk Southern	52,600	2,327,024
		6,033,897

Wholesale & International Trade--.5%

Infosys Technologies, ADR	16,000	1,152,960

Total Common Stocks
(cost $194,024,766)		224,736,324

	Principal
Short-Term Investments--.6%	Amount ($)	Value ($)

U.S. Treasury Bills:
3.69%, 12/1/2005	174,000	174,000
3.83%, 12/8/2005	442,000	441,677
3.82%, 12/22/2005	826,000	824,150
Total Short-Term Investments
(cost $1,439,830)		1,439,827

Investment of Cash Collateral
for Securities Loaned--1.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $2,903,000)	2,903,000c	2,903,000

Total Investments (cost $198,367,596)	100.7%	229,079,151

Liabilities, Less Cash and Receivables	(.7%)	(1,600,592)

Net Assets	100.0%	227,478,559

ADR - American Depository Receipts.
[a] Non-income producing.
[b] All or a portion of these securities are on loan. At November 30, 2005, the total market value of the fund's securities on loan is $2,782,315 and the total market value of the collateral held is $2,903,000.
[c] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS GROWTH OPPORTUNITY FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	January 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	January 23, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	January 23, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)